UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21656

Name of Fund: BlackRock Global Energy and Resources Trust (BGR)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Global Energy and Resources Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 05/01/2008 – 07/31/2008

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2008 (Unaudited)	BlackRock Global Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Chemicals—2.2%
127,900	Potash Corp. of Saskatchewan	$26,126,133

	Coal—14.0%
578,800	Arch Coal, Inc.(a)	32,592,228
528,821	Consol Energy, Inc.(a)	39,338,994
682,900	Massey Energy Co.(a)	50,705,325
35,500	Patriot Coal Corp.(b)	4,478,325
530,200	Peabody Energy Corp.	35,868,030

		162,982,902

	Commercial Services—0.4%
269,231	MYR Group, Inc.(b)(c)	4,375,004

	Electric—1.7%
542,500	NRG Energy, Inc.(b)	19,687,325

	Gas—1.1%
613,800	Keyera Facilities Income Fund	13,367,586

	Metal Fabricate/Hardware—0.5%
104,600	Tenaris S.A. (ADR)	6,302,150

	Mining—3.2%
207,100	BHP Billiton Ltd. (ADR)(a)	15,462,086
247,736	Goldcorp, Inc.	9,252,940
426,500	Silver Standard Resources, Inc.(b)(d)	12,065,685

		36,780,711

	Oil & Gas—41.0%
190,000	Apache Corp.(a)	21,312,300
468,673	BG Group Plc	10,592,138
239,930	Bill Barrett Corp.(b)	9,870,720
231,000	Cabot Oil & Gas Corp.	10,166,310
70,200	Canadian Natural Resources Ltd.(a)	5,479,110
295,400	Chesapeake Energy Corp.(a)	14,814,310
103,900	Compton Petroleum Corp.(b)	1,066,447
744,100	Crescent Point Energy Trust	25,143,669
904,600	Delta Petroleum Corp.(b)(d)	17,250,722
97,800	Devon Energy Corp.	9,280,242
76,000	Diamond Offshore Drilling, Inc.	9,066,800
198,400	Duvernay Oil Corp.(b)	15,946,404
84,700	EnCana Corp.	6,114,493
184,200	EOG Resources, Inc.	18,517,626
1,410,900	EXCO Resources, Inc.(b)(d)	36,753,945
219,900	Forest Oil Corp.(b)	12,540,897
1,040,800	Galleon Energy, Inc.(b)	16,619,054
115,000	GMX Resources, Inc.(b)(d)	6,750,500
45,000	Goodrich Petroleum Corp.(b)	2,063,250
340,300	Helmerich & Payne, Inc.	20,121,939
90,000	Hess Corp.	9,126,000
528,700	Newfield Exploration Co.(b)	25,895,726
209,300	Noble Corp.(d)	10,856,391
189,700	Occidental Petroleum Corp.	14,954,051
676,200	Penn Virginia Corp.	41,079,150
67,600	PetroHawk Energy Corp.(b)	2,252,432
411,000	Petroleo Brasileiro S.A. (ADR)	22,979,010
293,200	Plains Exploration & Production Co.(b)	16,410,404
253,900	Range Resources Corp.	12,329,384
400,600	Southwestern Energy Co.(b)	14,545,786
403,957	StatoilHydro ASA	13,085,617
471,100	Talisman Energy, Inc.	8,399,713
399,900	Vermilion Energy Trust	15,457,827

		476,842,367

	Oil & Gas Services—13.6%
347,800	Cameron Intl. Corp.(b)(d)	16,610,928
51,931	Core Laboratories N.V.	6,730,777
345,800	Halliburton Co.	15,498,756
140,800	Helix Energy Solutions Group, Inc.(b)	4,495,744
365,516	National Oilwell Varco, Inc.(b)	28,740,523
265,200	Saipem S.p.A.	10,253,210
115,100	SBM Offshore N.V.	2,575,520
221,400	Schlumberger Ltd.	22,494,240
271,800	Transocean, Inc.(b)	36,972,954

Shares	Common Stocks	Value

	Oil & Gas Services— (cont’d)
357,048	Weatherford Intl. Ltd.(b)(d)	$13,471,421

		157,844,073

	Pipelines—10.4%
451,400	AltaGas Income Trust	10,760,949
51,600	Buckeye Partners LP	2,175,456
73,200	Enbridge Energy Partners LP	3,640,968
320,700	Energy Transfer Partners LP	13,713,132
653,105	Enterprise Products Partners LP(a)	19,429,874
312,500	Equitable Resources, Inc.	16,328,125
334,100	MarkWest Energy Partners LP	11,042,005
145,800	ONEOK Partners LP	7,892,154
265,500	Pembina Pipeline Income Fund	4,584,247
116,400	Plains All American Pipeline LP	5,362,548
225,100	Questar Corp.	11,903,288
300,000	Targa Resources Partners LP	6,759,000
245,200	Williams Partners LP	7,336,384

		120,928,130

	Transportation—6.4%
494,800	Aries Maritime Transport Ltd.	1,479,452
238,600	Genco Shipping & Trading Ltd.(d)	16,267,748
860,100	OceanFreight, Inc.	16,694,541
930,100	Paragon Shipping, Inc., Class A	14,267,734
390,400	Seaspan Corp.	9,283,712
546,000	Ship Finance Intl. Ltd.	16,238,039

		74,231,226

	Total Common Stocks (Cost—$774,648,013)—94.5%	1,099,467,607

Short-Term Securities

	Money Market Funds—6.8%
56,504,000	BlackRock Liquidity Series, LLC Money Market Series, 2.45%(e)(f)(g)	56,504,000
22,333,578	Fidelity Institutional Money Market Prime Portfolio, 2.63%(e)	22,333,578

	Total Short-Term Securities (Cost—$78,837,578)—6.8%	78,837,578

Contracts	Options Purchased

	Outstanding Call Options Purchased—0.6%
50,000	Apache Corp., strike price $140, expires 11/03/08	155,980
25,000	Devon Energy Corp., strike price $120, expires 11/03/08	61,905
20,000	Diamond Offshore Drilling, Inc., strike price $137, expires 11/03/08	81,776
300	Genco Shipping & Trading Ltd., strike price $65, expires 11/18/08	341,250
170,000	Genco Shipping & Trading Ltd., strike price $66.92, expires 11/03/08	1,610,631
425	Hess Corp., strike price $125, expires 11/24/08	204,000
100,000	Massey Energy Co., strike price $51.92, expires 11/03/08	2,509,250
250	Massey Energy Co., strike price $65, expires 01/19/09	490,000
285	NRG Energy, Inc., strike price $50, expires 12/22/08	10,687
50,000	Peabody Energy Corp., strike price $59.45, expires 11/03/08	636,815
250	Silver Wheaton Corp., strike price $20, expires 11/26/08	5,673
250	Transocean, Inc., strike price $135, expires 11/24/08	343,750
250	Transocean, Inc., strike price $165, expires 11/24/08	96,250
100	Transocean, Inc., strike price $175, expires 11/24/08	23,250

Schedule of Investments July 31, 2008 (Unaudited) (continued)	BlackRock Global Energy and Resources Trust (BGR) (Percentages shown are based on Net Assets)

Contracts	Options Purchased	Value

	Total Outstanding Options Purchased (Cost—$5,958,392)—0.6%	$6,571,217

	Total Investments Before Outstanding Options Written
	(Cost—$859,443,983*)—101.9%	1,184,876,402

	Outstanding Options Written

	Outstanding Call Options Written—(2.0)%
(100,000)	Apache Corp., strike price $155, expires 11/03/08	(149,680)
(25,000)	Arch Coal, Inc., strike price $61, expires 11/20/08	(145,683)
(25,000)	Arch Coal, Inc., strike price $66, expires 11/21/08	(109,860)
(25,000)	Arch Coal, Inc., strike price $70, expires 11/03/08	(67,245)
(50,000)	Arch Coal, Inc., strike price $75.05, expires 12/19/08	(157,975)
(250)	Arch Coal, Inc., strike price $85, expires 01/19/09	(58,125)
(10,000)	BG Group Plc, strike price 13.05 GBP, expires 11/21/08	(8,106)
(150,000)	BG Group Plc, strike price 14.12 GBP, expires 11/04/08	(47,199)
(400)	BHP Billiton Ltd. (ADR), strike price $100, expires 11/24/08	(42,000)
(300)	BHP Billiton Ltd. (ADR), strike price $90, expires 11/24/08	(72,750)
(100)	BHP Billiton Ltd. (ADR), strike price $95, expires 11/24/08	(16,500)
(45,000)	Bill Barrett Corp., strike price $65.50, expires 11/21/08	(14,526)
(25,000)	Cabot Oil & Gas Corp., strike price $56, expires 11/23/08	(53,263)
(25,000)	Cabot Oil & Gas Corp., strike price $66, expires 11/21/08	(23,292)
(30,000)	Cameron Intl. Corp., strike price $51, expires 11/21/08	(115,767)
(15,000)	Cameron Intl. Corp., strike price $56, expires 11/21/08	(34,413)
(300)	Cameron Intl. Corp., strike price $60, expires 11/24/08	(44,250)
(400)	Cameron Intl. Corp., strike price $65, expires 11/24/08	(32,000)
(10,000)	Canadian Natural Resources Ltd., strike price $100, expires 11/20/08	(24,779)
(12,500)	Canadian Natural Resources Ltd., strike price $95, expires 11/20/08	(41,969)
(500)	Chesapeake Energy Corp., strike price $50.05, expires 11/17/08	(309,855)
(10,000)	Chesapeake Energy Corp., strike price $66, expires 11/20/08	(19,587)
(50,000)	Chesapeake Energy Corp., strike price $68, expires 11/03/08	(65,595)
(25,000)	Consol Energy, Inc., strike price $100, expires 11/03/08	(79,363)
(100)	Consol Energy, Inc., strike price $120, expires 01/19/09	(35,000)
(40,000)	Consol Energy, Inc., strike price $88, expires 11/20/08	(265,496)
(50,000)	Consol Energy, Inc., strike price $90, expires 11/20/08	(306,170)
(500)	Consol Energy, Inc., strike price $95, expires 08/18/08	(20,000)
(10,000)	Core Laboratories N.V., strike price $136, expires 11/21/08	(92,028)
(55)	Core Laboratories N.V., strike price $150, expires 09/22/08	(11,137)
(100)	Devon Energy Corp., strike price $130, expires 08/18/08	(500)
(50,000)	Devon Energy Corp., strike price $132, expires 11/03/08	(62,455)

Contracts	Options Written	Value

	Outstanding Call Options Written— (cont’d)
(40,000)	Diamond Offshore Drilling, Inc., strike price $151, expires 11/03/08	$(66,412)
(100)	Diamond Offshore Drilling, Inc., strike price $170, expires 12/22/08	(11,750)
(300)	Duvernay Oil Corp., strike price 60 CAD, expires 11/24/08	(663,607)
(300)	Duvernay Oil Corp., strike price 61 CAD, expires 11/24/08	(643,098)
(10,000)	EnCana Corp., strike price $85, expires 11/20/08	(26,103)
(15,000)	EnCana Corp., strike price $90, expires 11/20/08	(26,073)
(25,000)	EOG Resources, Inc., strike price $150.05, expires 11/21/08	(16,965)
(25,000)	EOG Resources, Inc., strike price $155.05, expires 11/21/08	(12,807)
(40,000)	Equitable Resources, Inc., strike price $66, expires 11/21/08	(32,612)
(47,500)	Equitable Resources, Inc., strike price $67, expires 11/21/08	(33,734)
(15,000)	Equitable Resources, Inc., strike price $71.81, expires 11/03/08	(3,403)
(100,000)	EXCO Resources, Inc., strike price $25.50, expires 11/21/08	(407,990)
(100,000)	EXCO Resources, Inc., strike price $25.98, expires 11/03/08	(354,310)
(100,000)	EXCO Resources, Inc., strike price $30.50, expires 11/20/08	(223,150)
(100,000)	EXCO Resources, Inc., strike price $35.50, expires 11/20/08	(114,050)
(50,000)	Forest Oil Corp., strike price $68, expires 11/21/08	(173,790)
(20,000)	Forest Oil Corp., strike price $76, expires 11/20/08	(39,542)
(400)	Galleon Energy, Inc., strike price 20 CAD, expires 11/24/08	(26,368)
(340,000)	Genco Shipping & Trading Ltd., strike price $73.61, expires 11/03/08	(2,088,926)
(600)	Genco Shipping & Trading Ltd., strike price $75, expires 11/18/08	(423,708)
(38,000)	Genco Shipping & Trading Ltd., strike price $76, expires 11/21/08	(261,239)
(250)	Goldcorp, Inc., strike price $49, expires 11/07/08	(24,027)
(45,000)	Goldcorp, Inc., strike price $50.50, expires 11/03/08	(32,967)
(150)	Goodrich Petroleum Corp., strike price $70, expires 12/22/08	(48,375)
(30,000)	Halliburton Co., strike price $45, expires 11/21/08	(120,252)
(30,000)	Halliburton Co., strike price $46, expires 11/21/08	(107,175)
(150)	Halliburton Co., strike price $51, expires 11/03/08	(23,208)
(697)	Helix Energy Solutions Group, Inc., strike price $40, expires 12/22/08	(78,413)
(75,000)	Helmerich & Payne, Inc., strike price $57.50, expires 11/21/08	(572,558)
(25,000)	Helmerich & Payne, Inc., strike price $63, expires 11/03/08	(115,668)
(125)	Hess Corp., strike price $120, expires 11/24/08	(75,000)
(60,000)	Hess Corp., strike price $125, expires 11/20/08	(270,174)
(200,000)	Massey Energy Co., strike price $75, expires 11/04/08	(2,169,680)
(500)	Massey Energy Co., strike price $80, expires 01/19/09	(627,500)

Schedule of Investments July 31, 2008 (Unaudited) (continued)	BlackRock Global Energy and Resources Trust (BGR) (Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Outstanding Call Options Written— (cont’d)
(200)	National Oilwell Varco, Inc., strike price $100, expires 11/24/08	$(63,000)
(40,000)	National Oilwell Varco, Inc., strike price $76, expires 11/21/08	(436,468)
(100)	National Oilwell Varco, Inc., strike price $80, expires 08/18/08	(29,750)
(40,000)	National Oilwell Varco, Inc., strike price $81, expires 11/21/08	(340,260)
(25,000)	Newfield Exploration Co., strike price $61, expires 11/21/08	(50,452)
(50,000)	Newfield Exploration Co., strike price $66, expires 11/21/08	(61,385)
(690)	Newfield Exploration Co., strike price $67, expires 11/03/08	(57,263)
(250)	Newfield Exploration Co., strike price $75, expires 12/22/08	(18,125)
(27,000)	Noble Corp., strike price $57.55, expires 11/21/08	(79,915)
(300)	Noble Corp., strike price $60, expires 01/19/09	(102,000)
(25,000)	Noble Corp., strike price $61, expires 11/21/08	(51,807)
(100)	Noble Corp., strike price $70, expires 12/22/08	(12,000)
(100,000)	NRG Energy, Inc., strike price $50, expires 11/21/08	(23,710)
(400)	Occidental Petroleum Corp., strike price $87, expires 11/03/08	(157,232)
(20,000)	Occidental Petroleum Corp., strike price $88, expires 11/21/08	(84,940)
(1,500)	OceanFreight, Inc., strike price $26, expires 11/03/08	(16,365)
(200,000)	Paragon Shipping, Inc., Class A, strike price $20.50, expires 11/03/08	(40,780)
(15,000)	Patriot Coal Corp., strike price $42.50, expires 11/03/08	(677,805)
(100,000)	Peabody Energy Corp., strike price $68.37, expires 11/03/08	(802,540)
(50,000)	Peabody Energy Corp., strike price $75, expires 11/20/08	(315,970)
(1,000)	Peabody Energy Corp., strike price $75, expires 12/22/08	(760,000)
(100,000)	Penn Virginia Corp., strike price $61.42, expires 11/03/08	(786,540)
(50,000)	Penn Virginia Corp., strike price $64.43, expires 11/03/08	(333,535)
(500)	Penn Virginia Corp., strike price $80, expires 12/22/08	(151,250)
(225)	PetroHawk Energy Corp., strike price $55, expires 12/22/08	(34,875)
(30,000)	Petroleo Brasileiro S.A. (ADR), strike price $68, expires 11/20/08	(44,292)
(50,000)	Petroleo Brasileiro S.A. (ADR), strike price $70.50, expires 11/21/08	(56,750)
(250)	Plains All American Pipeline LP, strike price $50, expires 11/24/08	(22,500)
(50,000)	Plains Exploration & Production Co., strike price $61, expires 11/21/08	(299,440)
(50,000)	Plains Exploration & Production Co., strike price $66, expires 11/21/08	(216,300)
(12,000)	Potash Corp. of Saskatchewan, strike price $181, expires 11/21/08	(458,419)
(200)	Potash Corp. of Saskatchewan, strike price $190, expires 01/19/09	(785,000)
(200)	Potash Corp. of Saskatchewan, strike price $200, expires 09/22/08	(401,000)
(55,000)	Questar Corp., strike price $61, expires 11/21/08	(105,463)
(10,000)	Questar Corp., strike price $66.32, expires 11/03/08	(7,100)

Contracts	Options Written	Value

	Outstanding Call Options Written— (cont’d)
(150)	Range Resources Corp., strike price $70, expires 01/19/09	$(36,750)
(38,700)	Range Resources Corp., strike price $71, expires 11/21/08	(48,797)
(20,000)	Range Resources Corp., strike price $73.21, expires 11/30/08	(23,666)
(65,000)	Saipem S.p.A., strike price 32.45 EUR, expires 11/04/08	(21,032)
(30,000)	SBM Offshore N.V., strike price 25.50 EUR, expires 11/04/08	(1,913)
(100)	Schlumberger Ltd., strike price $100, expires 08/18/08	(41,000)
(20,000)	Schlumberger Ltd., strike price $100, expires 11/21/08	(202,848)
(100)	Schlumberger Ltd., strike price $110, expires 09/22/08	(28,250)
(200)	Schlumberger Ltd., strike price $110, expires 11/24/08	(119,000)
(10,000)	Schlumberger Ltd., strike price $111.75, expires 12/19/08	(61,331)
(100)	Schlumberger Ltd., strike price $120, expires 11/24/08	(31,000)
(1,500)	Ship Finance Intl. Ltd., strike price $35, expires 11/24/08	(63,750)
(1,250)	Silver Standard Resources, Inc., strike price $35, expires 12/20/08	(215,625)
(25,000)	Silver Wheaton Corp., strike price $20.50, expires 11/21/08	(4,442)
(40,000)	Southwestern Energy Co., strike price $40, expires 11/05/08	(147,376)
(30,000)	Southwestern Energy Co., strike price $41, expires 11/21/08	(101,670)
(400)	Southwestern Energy Co., strike price $45, expires 11/17/08	(86,200)
(400)	Southwestern Energy Co., strike price $50, expires 12/22/08	(76,000)
(40,000)	StatoilHydro ASA, strike price 188.64 NOK, expires 11/04/08	(37,019)
(80,000)	StatoilHydro ASA, strike price 205.70 NOK, expires 11/04/08	(32,713)
(60,000)	Talisman Energy, Inc., strike price $21, expires 11/21/08	(43,890)
(90,000)	Talisman Energy, Inc., strike price $24, expires 11/17/08	(21,519)
(35,000)	Tenaris S.A. (ADR), strike price $60, expires 11/20/08	(212,310)
(500)	Transocean, Inc., strike price $170, expires 11/24/08	(150,000)
(100)	Transocean, Inc., strike price $180, expires 11/24/08	(17,500)
(600)	Weatherford Intl. Ltd., strike price $42.50, expires 11/24/08	(142,500)
(40,000)	Weatherford Intl. Ltd., strike price $81, expires 11/21/08	(122,296)
(60,000)	Weatherford Intl. Ltd., strike price $90.50, expires 11/21/08	(93,162)

Total Outstanding Call Options Written		(22,508,992)

	Outstanding Put Options Written—(0.1)%
(590)	Goodrich Petroleum Corp., strike price $47.50, expires 08/22/08	(324,282)
(450)	Goodrich Petroleum Corp., strike price $60, expires 08/18/08	(661,500)
(830)	PetroHawk Energy Corp., strike price $33, expires 08/22/08	(238,956)

Schedule of Investments July 31, 2008 (Unaudited) (continued)	BlackRock Global Energy and Resources Trust (BGR) (Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Outstanding Put Options Written— (cont’d)
(680)	PetroHawk Energy Corp., strike price $35, expires 08/18/08	$(248,200)

	Total Outstanding Put Options Written	(1,472,938)

	Total Outstanding Options Written (Premium Received—$37,572,733)—(2.1)%	(23,981,930)

	Total Investments Net of Outstanding Options Written—99.8%	1,160,894,472

	Other Assets in Excess of Liabilities—0.2%	1,769,817

	Net Assets—100.0%	$1,162,664,289

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$844,505,968

Gross unrealized appreciation	$358,228,434
Gross unrealized depreciation	(17,858,000)

Net unrealized appreciation	$340,370,434

(a)	Security, or a portion thereof, pledged as collateral for outstanding options written.

(b)	Non-income producing security.

(c)	Security is fair valued.

(d)	Security, or a portion of security, is on loan.

(e)	Represents current yield as of report date.

(f)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Interest Income

BlackRock Liquidity Series, LLC Money Market Series	12,216,250	$ 357,878

(g)	Security purchased with the cash proceeds from securities loans.

KEY TO ABBREVIATIONS

ADR — American Depositary Receipt
CAD — Canadian Dollar
EUR — Euro
GBP — British Pound
NOK — Norwegian Krone

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Energy and Resources Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Global Energy and Resources Trust

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Global Energy and Resources Trust

Date: September 19, 2008

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Energy and Resources Trust

Date: September 19, 2008